Principal Accounting Policies - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2019
Computer software
Intangible assets
Estimated useful lives	5 years
Trademark and domain names
Intangible assets
Estimated useful lives	10 years
Licensed copyrights of reading content
Intangible assets
Estimated useful lives	5 years
Audio content
Intangible assets
Estimated useful lives	5 years
User base
Intangible assets
Estimated useful lives	9 months 18 days